Loans and Leases (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans And Leases [Line Items]
Deferred costs, net of deferred fees	$ 1.7	$ 0.6
Direct financing leases, net of unearned income	8.4	7.4
Loan and lease receivable, accrual of interest discontinued	9.1	12.5
Interest income for nonaccrual loan and leases	0.2	0.4	0.1
Nonaccrual loan and leases, interest income that would have been recognized under the original terms	$ 0.7	$ 1.2	$ 1.1